Unaudited Condensed Consolidated Interim Statements of Cash Flows € in Millions	9 Months Ended
	Sep. 30, 2024 EUR (€)	Sep. 30, 2023 EUR (€)
Cash flows from operating activities
Profit for the period	€ 175.7	€ 168.0
Adjustments for:
Exceptional items	50.2	54.1
Share based payments expense	8.5	19.8
Depreciation and amortization	71.4	68.8
Loss on disposal and impairment of property, plant and equipment	0.2	1.6
Net finance costs	78.9	66.3
Other adjustments for non-cash items	0.5	0.0
Taxation	40.9	39.4
Operating cash flow before changes in working capital, provisions and exceptional items	426.3	418.0
Increase in inventories	(38.5)	(18.6)
Increase in trade and other receivables	(84.3)	(32.0)
Decrease in trade and other payables	(7.9)	(17.8)
Decrease in employee benefits and other provisions	(1.9)	(1.8)
Cash generated from operations before tax and exceptional items	293.7	347.8
Payments relating to exceptional items	(55.6)	(46.0)
Tax paid	(29.2)	(52.9)
Net cash generated from operating activities	208.9	248.9
Cash flows from investing activities
Purchase of property, plant and equipment and intangibles	(55.9)	(59.1)
Interest received	5.7	4.1
Redemption of investments	5.7	0.3
Net cash used in investing activities	(44.5)	(54.7)
Cash flows from financing activities
Repurchase of ordinary shares	(42.9)	(118.4)
Dividends paid, classified as financing activities	(67.4)	0.0
Issuance of new loan principal	0.0	6.0
Repayment of loan principal	0.0	(6.0)
Payments related to shares withheld for taxes	5.2	6.7
Payment of lease liabilities	(22.7)	(21.9)
Payment of financing fees	(2.8)	(1.7)
Interest paid	(89.4)	(94.7)
Net cash used in financing activities	(230.4)	(252.6)
Net decrease in cash and cash equivalents	(66.0)	(58.4)
Cash and cash equivalents at beginning of period	334.4
Cash and cash equivalents at beginning of period	412.9	366.8
Effect of exchange rate fluctuations	0.7	(2.5)
Cash and cash equivalents at end of period	334.4	305.9
Payment of interest on tax relating to legacy tax audits, classified as financing activities	€ 0.0	€ (9.2)